Inventories (Tables)	12 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following:

	June 30, 2019	June 30, 2018
Raw materials	$2,118,000	$807,000
Work in process	645,000	333,000
Finished goods	1,050,000	372,000
Total Inventories	$3,813,000	$1,512,000